Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments and Other Current Assets
Deductible VAT input	¥ 727,319		¥ 943,577
Prepayment to vendors	184,535		83,792
Deposits	69,511		45,891
Interest receivable	101,594		14,046
Receivables from JAC	58,150		121,012
Receivables from third party online payment service providers	49,321		69,009
Other receivables	141,910		145,076
Total	¥ 1,332,340	$ 206,776	¥ 1,422,403